Eagle Point Institutional Income Fund & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)

Issuer (1)	Investment	Acquisition Date (3)	Principal Amount	Cost	Fair Value (4)	% of Net Assets
Investments at Fair Value (5)
Collateralized Loan Obligation Debt (2) (6)
Structured Finance
United States
Neuberger Berman Loan Advisers CLO 43, Ltd.	Secured Note - Class E-R, 8.92% (3M SOFR + 4.60%, due 07/17/2036)	06/26/25	$3,000,000	$2,950,775	$2,989,737	2.26%
Dryden 92 CLO, Ltd.	Secured Note - Class E, 10.97% (3M SOFR + 6.76%, due 11/20/2034)	10/29/24	3,000,000	2,948,798	2,999,443	2.27%
KKR CLO 17 Ltd.	Secured Note - Class E-R, 11.97% (3M SOFR + 7.65%, due 04/15/2034)	10/25/24	3,000,000	2,990,795	2,945,627	2.23%
RAD CLO 15 Ltd.	Secured Note - Class D-R, 10.84% (3M SOFR + 7.65%, due 07/20/2040)	09/11/25	2,000,000	2,018,973	2,024,242	1.53%
Tralee CLO VII, Ltd.	Secured Note - Class E, 11.97% (3M SOFR + 7.65%, due 04/25/2034)	06/02/22	550,000	499,261	552,545	0.42%
Total Collateralized Loan Obligation Debt				11,408,602	11,511,593	8.71%

Collateralized Loan Obligation Equity (2) (7) (8)
Structured Finance
United States
AMMC CLO 28, Limited	Subordinated Note (effective yield 16.11%, maturity 07/20/2037)	01/28/25	2,400,000	1,830,352	1,732,669	1.31%
AMMC CLO 30, Limited	Subordinated Note (effective yield 13.80%, maturity 01/15/2037)	11/01/24	4,725,000	3,523,922	3,437,097	2.60%
AMMC CLO 31, Limited	Subordinated Note (effective yield 14.89%, maturity 02/20/2038)	07/22/25	4,500,000	4,153,500	3,955,003	3.00%
Ares LXII CLO Ltd.	Subordinated Note (effective yield 12.59%, maturity 01/25/2034)	01/18/24	4,750,000	2,874,192	2,235,776	1.69%
Ares LXIV CLO Ltd.	Subordinated Note (effective yield 14.56%, maturity 04/15/2035)	01/26/23	1,064,500	634,940	598,564	0.45%
Ares LXV CLO Ltd.	Subordinated Note (effective yield 18.64%, maturity 07/25/2034)	04/16/24	1,050,000	666,583	622,066	0.47%
Ares LXIX CLO Ltd.	Income Note (effective yield 16.35%, maturity 04/15/2037) ⁽⁹⁾	01/31/24	4,850,000	3,046,860	3,134,908	2.37%
Ares LXXII CLO Ltd.	Income Note (effective yield 17.20%, maturity 07/15/2036) ⁽⁹⁾	06/21/24	4,050,000	2,734,812	2,591,169	1.96%
Ares LXXIV CLO Ltd.	Subordinated Note (effective yield 15.15%, maturity 10/15/2037)	07/23/25	3,850,000	3,228,875	3,147,386	2.38%
Ares LXXVI CLO Ltd.	Income Note (effective yield 17.26%, maturity 05/27/2038) ⁽⁹⁾	04/14/25	2,825,000	2,023,063	2,127,132	1.61%
Ares Loan Funding IV, Ltd.	Subordinated Note (effective yield 10.24%, maturity 10/15/2036)	04/23/24	4,925,000	3,333,890	3,302,595	2.50%
Bain Capital Credit CLO 2021-2, Limited	Subordinated Note (effective yield 8.22%, maturity 07/16/2034)	08/09/23	4,250,000	1,925,273	1,383,855	1.05%
Bardot CLO, Ltd.	Subordinated Note (effective yield 16.51%, maturity 10/22/2032) ⁽⁹⁾	11/22/22	275,000	127,057	71,994	0.05%
Barings CLO Ltd. 2021-II	Subordinated Note (effective yield 10.39%, maturity 07/15/2034)	09/07/22	600,000	349,451	275,101	0.21%
Barings CLO Ltd. 2022-II	Income Note (effective yield 33.45%, maturity 07/15/2072) ⁽⁹⁾	06/21/22	1,000,000	337,834	444,682	0.34%
Barings CLO Ltd. 2022-IV	Subordinated Note (effective yield 12.43%, maturity 10/20/2037)	10/29/24	3,500,000	3,010,175	2,701,349	2.05%
Barings CLO Ltd. 2024-II	Income Note (effective yield 17.80%, maturity 07/15/2039) ⁽⁹⁾	05/31/24	4,300,000	2,696,141	2,865,184	2.17%
Barings CLO Ltd. 2025-IV	Income Note (effective yield 16.87%, maturity 10/15/2055) ⁽⁹⁾	08/07/25	4,475,000	3,115,539	3,186,628	2.41%
Battalion CLO XXIII Ltd.	Income Note (effective yield 12.94%, maturity 07/15/2036) ⁽⁹⁾	05/19/22	1,225,000	554,782	391,946	0.30%
Bear Mountain Park CLO, Ltd.	Income Note (effective yield 25.79%, maturity 07/15/2035) ⁽⁹⁾	07/13/22	550,000	422,866	501,612	0.38%
Belmont Park CLO, Ltd.	Income Note (effective yield 12.97%, maturity 04/15/2037) ⁽⁹⁾	02/21/24	3,450,000	2,185,742	2,006,053	1.52%
BlueMountain CLO XXIV Ltd.	Subordinated Note (effective yield 10.15%, maturity 04/20/2034)	05/31/22	750,000	408,218	238,715	0.18%
Carlyle US CLO 2017-2, Ltd.	Subordinated Note (effective yield 14.90%, maturity 07/20/2037)	10/09/24	13,300,000	2,711,913	2,178,386	1.65%
Carlyle US CLO 2021-6 Ltd.	Subordinated Note (effective yield 21.07%, maturity 07/15/2034)	09/06/24	5,000,000	2,164,616	2,418,170	1.83%
Carlyle US CLO 2021-10, Ltd.	Subordinated Note (effective yield 14.74%, maturity 10/20/2034)	08/16/23	4,307,000	2,067,751	1,909,343	1.45%
Carlyle US CLO 2022-2, Ltd.	Subordinated Note (effective yield 11.95%, maturity 04/20/2035)	08/15/23	3,482,000	2,255,928	1,854,395	1.40%
Carlyle US CLO 2022-4, Ltd.	Subordinated Note (effective yield 13.74%, maturity 07/25/2036)	10/29/24	3,425,000	3,193,474	2,934,970	2.22%
Carlyle US CLO 2022-5, Ltd.	Subordinated Note (effective yield 17.86%, maturity 10/15/2037)	05/02/25	1,575,000	961,822	956,066	0.72%
Carlyle US CLO 2023-3, Ltd.	Income Note (effective yield 4.62%, maturity 10/15/2036) ⁽⁹⁾	07/06/23	1,000,000	687,336	659,477	0.50%
CBAM 2019-9, Ltd.	Subordinated Note (effective yield 13.80%, maturity 07/15/2037)	11/01/24	8,550,000	2,985,536	3,656,564	2.77%
CIFC Funding 2017-I, Ltd.	Subordinated Note (effective yield 11.02%, maturity 04/21/2037)	10/09/24	5,000,000	2,092,252	1,630,245	1.23%
CIFC Funding 2017-III, Ltd.	Subordinated Note (effective yield 12.70%, maturity 07/20/2030)	10/09/24	5,800,000	2,095,336	1,692,692	1.28%
CIFC Funding 2017-V, Ltd.	Subordinated Note (effective yield 11.45%, maturity 07/17/2037)	10/30/24	1,000,000	456,704	339,722	0.26%
CIFC Funding 2019-II Ltd.	Subordinated Note (effective yield 16.46%, maturity 04/17/2030)	09/10/24	5,296,000	3,365,890	3,553,947	2.69%
CIFC Funding 2019-VI Ltd.	Subordinated Note (effective yield 11.65%, maturity 01/16/2033)	09/10/24	3,700,000	2,770,188	2,194,587	1.66%
CIFC Funding 2020-II, Ltd.	Income Note (effective yield 14.99%, maturity 10/20/2034)	11/05/24	200,000	127,423	112,517	0.09%
CIFC Funding 2020-II, Ltd.	Subordinated Note (effective yield 14.99%, maturity 10/20/2034)	12/14/22	650,000	396,843	364,653	0.28%
CIFC Funding 2021-V, Ltd.	Subordinated Note (effective yield 14.70%, maturity 01/15/2038)	05/08/25	5,043,215	3,119,626	3,107,170	2.35%
CIFC Funding 2022-IV, Ltd.	Subordinated Note (effective yield 16.42%, maturity 07/16/2035)	10/23/23	2,400,000	1,762,105	1,693,898	1.28%
CIFC Funding 2022-VI, Ltd.	Income Note (effective yield 20.32%, maturity 07/16/2035) ⁽⁹⁾	08/01/22	600,000	425,867	453,813	0.34%
CIFC Funding 2023-I, Ltd.	Income Note (effective yield 11.34%, maturity 10/15/2037) ⁽⁹⁾	09/14/23	5,075,000	3,709,446	4,157,603	3.15%
CIFC Funding 2025-II Ltd.	Income Note (effective yield 16.87%, maturity 04/15/2038) ⁽⁹⁾	02/07/25	5,000,000	4,091,065	4,255,508	3.22%
CIFC Funding 2019-V, Ltd.	Income Note (effective yield 13.25%, maturity 01/15/2035) ⁽⁹⁾	08/13/25	1,046,000	653,761	627,184	0.48%
CIFC Funding 2025-V, Ltd.	Income Note (effective yield 13.66%, maturity 10/15/2055) ⁽⁹⁾	07/30/25	4,825,000	3,931,140	3,914,545	2.97%
Clover CLO 2019-1 Ltd.	Subordinated Note (effective yield 17.61%, maturity 04/18/2035)	02/15/24	3,306,800	2,218,280	2,121,138	1.61%
Clover CLO 2021-2, Ltd.	Subordinated Note (effective yield 18.01%, maturity 07/20/2034)	08/09/23	2,150,000	1,333,979	1,324,106	1.00%
Croton Park CLO, Ltd.	Subordinated Note (effective yield 14.04%, maturity 10/15/2036)	06/25/25	5,000,000	3,837,959	3,560,927	2.70%
Danby Park CLO, Ltd.	Subordinated Note (effective yield 10.27%, maturity 10/21/2035)	10/31/24	2,950,000	2,710,827	2,165,931	1.64%
Dryden 78 CLO Ltd.	Subordinated Note (effective yield 11.93%, maturity 04/17/2033)	07/31/24	5,950,000	2,796,328	2,461,177	1.86%
Dryden 94 CLO, Ltd.	Income Note (effective yield 6.56%, maturity 07/15/2037) ⁽⁹⁾	04/28/22	4,775,000	2,686,043	1,920,469	1.45%
Dryden 109 CLO, Ltd.	Subordinated Note (effective yield 18.64%, maturity 04/20/2035) ⁽⁹⁾	02/15/23	4,625,000	2,274,771	2,294,792	1.74%
Eaton Vance CLO 2020-1, Ltd.	Subordinated Note (effective yield 15.67%, maturity 10/15/2034) ⁽⁹⁾	08/08/23	2,435,000	1,405,886	1,206,349	0.91%
Eaton Vance CLO 2020-2, Ltd.	Subordinated Note (effective yield 13.96%, maturity 01/15/2035) ⁽⁹⁾	09/16/22	800,000	478,550	390,357	0.30%
Elmwood CLO 21 Ltd.	Subordinated Note (effective yield 3.28%, maturity 10/20/2036)	10/26/23	2,900,000	1,699,130	1,468,297	1.11%
Generate CLO 4 Ltd.	Subordinated Note (effective yield 10.11%, maturity 04/20/2032)	09/24/24	1,125,000	819,553	513,121	0.39%
Invesco CLO 2022-2, Ltd.	Subordinated Note (effective yield 14.96%, maturity 07/20/2035)	08/14/24	1,550,000	862,038	746,990	0.57%
Invesco CLO 2022-2, Ltd.	Class Y Note (effective yield 14.96%, maturity 07/20/2035)	08/14/24	120,000	21,082	21,993	0.02%
Invesco CLO 2022-3, Ltd.	Subordinated Note (effective yield 11.44%, maturity 10/22/2037)	10/29/24	3,850,000	2,863,938	2,019,771	1.53%
Invesco CLO 2022-3, Ltd.	Class Y Note (effective yield 11.44%, maturity 10/22/2037)	10/29/24	385,000	-	157,342	0.12%
Kings Park CLO, Ltd.	Subordinated Note (effective yield 19.49%, maturity 01/21/2035)	04/27/23	925,000	476,935	421,233	0.32%
Lake George Park CLO, Ltd.	Income Note (effective yield 17.91%, maturity 04/15/2038) ⁽⁹⁾	02/18/25	4,750,000	3,891,941	4,271,506	3.24%
Madison Park Funding XX, Ltd.	Subordinated Note (effective yield 17.15%, maturity 07/27/2030)	02/06/25	4,050,000	984,473	862,855	0.65%
Madison Park Funding XXVIII, Ltd.	Subordinated Note (effective yield 20.20%, maturity 07/15/2030)	05/13/25	7,600,000	2,986,034	2,952,080	2.24%
Madison Park Funding XXXIV, Ltd.	Subordinated Note (effective yield 16.77%, maturity 04/25/2048)	09/27/22	1,162,000	582,164	531,273	0.40%
Madison Park Funding XL-R, Ltd.	Income Note (effective yield 14.03%, maturity 10/16/2038)	09/05/25	3,100,000	2,945,000	2,939,699	2.23%
Madison Park Funding LII, Ltd.	Subordinated Note (effective yield 12.03%, maturity 01/22/2035)	03/13/24	4,200,000	2,501,832	1,964,125	1.49%
Madison Park Funding LXII, Ltd.	Subordinated Note (effective yield 14.94%, maturity 07/17/2036)	07/27/23	3,025,000	1,879,621	1,780,108	1.35%
Madison Park Funding LXIX, Ltd.	Subordinated Note (effective yield 15.17%, maturity 07/25/2037)	05/22/25	1,100,000	835,662	818,350	0.62%
Meacham Park CLO, Ltd.	Subordinated Note (effective yield 13.06%, maturity 10/20/2037)	01/24/25	4,150,000	3,055,634	2,606,685	1.97%
Morgan Stanley Eaton Vance CLO 2023-20, Ltd.	Subordinated Note (effective yield 8.20%, maturity 01/20/2037)	05/08/24	3,780,000	2,735,746	2,163,298	1.64%
OCP CLO 2019-17, Ltd.	Preferred Share (effective yield 10.62%, maturity 07/20/2037)	09/03/24	4,940,000	2,861,986	2,365,840	1.79%
OCP CLO 2020-8R, Ltd.	Subordinated Note (effective yield 16.59%, maturity 10/17/2036)	07/21/25	11,359,500	3,681,772	3,270,010	2.48%
OCP CLO 2020-20, Ltd.	Subordinated Note (effective yield 9.11%, maturity 04/18/2037)	04/25/24	2,000,000	1,467,508	1,237,439	0.94%
OCP CLO 2021-22, Ltd.	Subordinated Note (effective yield 11.16%, maturity 12/02/2034)	05/08/24	3,425,000	2,330,372	1,891,586	1.43%
OCP CLO 2022-24, Ltd.	Subordinated Note (effective yield 10.76%, maturity 10/20/2037)	10/29/24	4,000,000	2,858,359	2,459,986	1.86%
OCP CLO 2023-30, Ltd.	Subordinated Note (effective yield 5.51%, maturity 01/24/2037)	05/10/24	4,425,000	3,345,506	3,013,613	2.28%
OCP CLO 2024-36, Ltd.	Subordinated Note (effective yield 13.56%, maturity 10/16/2037)	05/15/25	3,750,000	2,955,440	2,752,779	2.09%

Eagle Point Institutional Income Fund & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)

Issuer (1)	Investment	Acquisition Date (3)	Principal Amount	Cost	Fair Value (4)	% of Net Assets
Collateralized Loan Obligation Equity (continued) (2) (7) (8)
Structured Finance (continued)
United States (continued)
Octagon Investment Partners 38, Ltd.	Subordinated Note (effective yield 15.62%, maturity 07/20/2030)	10/29/24	$13,965,030	$2,967,569	$2,375,269	1.80%
Octagon Investment Partners 45, Ltd.	Subordinated Note (effective yield 5.83%, maturity 04/15/2035)	07/27/23	1,600,000	779,271	437,614	0.33%
Octagon 58, Ltd.	Income Note (effective yield 11.77%, maturity 07/15/2037) ⁽⁹⁾	04/21/22	3,150,000	3,070,482	2,532,927	1.92%
Park Blue CLO 2024-V, Ltd.	Subordinated Note (effective yield 15.24%, maturity 07/25/2037)	10/09/24	3,750,000	2,608,925	2,341,636	1.77%
Point Au Roche Park CLO, Ltd.	Subordinated Note (effective yield 14.77%, maturity 07/20/2034)	08/07/23	2,275,000	1,278,357	1,060,040	0.80%
RAD CLO 3 Ltd.	Subordinated Note (effective yield 24.03%, maturity 04/15/2032) ⁽⁹⁾	04/22/25	7,275,000	3,309,745	3,529,112	2.67%
Reese Park CLO, Ltd.	Subordinated Note (effective yield 18.75%, maturity 01/15/2038)	05/08/25	5,350,000	2,925,405	2,624,544	1.99%
Reese Park CLO, Ltd.	Class M2 Note (effective yield 18.75%, maturity 01/15/2038)	05/08/25	6,955,000	7	218,509	0.17%
Regatta XII Funding Ltd.	Subordinated Note (effective yield 13.23%, maturity 10/15/2032)	12/12/24	3,550,000	1,935,710	1,500,548	1.14%
Regatta XII Funding Ltd.	Class R1A Note (effective yield 13.23%, maturity 10/15/2037)	12/12/24	6,636,950	15,808	20,859	0.02%
Regatta XII Funding Ltd.	Class R2 Note (effective yield 13.23%, maturity 10/15/2037)	12/12/24	6,636,950	142,268	187,695	0.14%
Regatta XVII Funding Ltd.	Subordinated Note (effective yield 13.71%, maturity 10/15/2037)	11/19/24	3,722,500	2,637,856	2,308,364	1.75%
Regatta XXI Funding Ltd.	Subordinated Note (effective yield 14.42%, maturity 10/20/2034)	06/10/22	650,000	400,655	341,607	0.26%
Regatta XXII Funding Ltd.	Subordinated Note (effective yield 20.98%, maturity 07/20/2035)	06/20/23	1,312,500	823,791	898,054	0.68%
Regatta XXIV Funding Ltd.	Subordinated Note (effective yield 18.17%, maturity 01/20/2035)	12/27/24	700,000	379,250	385,727	0.29%
Rockford Tower CLO 2022-3, Ltd.	Subordinated Note (effective yield 36.55%, maturity 01/20/2035) ⁽⁹⁾	07/27/23	1,400,000	594,832	876,877	0.66%
Rockford Tower 2024-2 Ltd	Subordinated Note (effective yield 18.30%, maturity 10/20/2037)	02/14/25	1,275,000	981,249	935,498	0.71%
RR 23 Ltd.	Subordinated Note (effective yield 15.03%, maturity 10/15/2035)	10/12/23	3,250,000	1,820,086	1,837,013	1.39%
RR 28 Ltd.	Subordinated Note (effective yield 10.42%, maturity 04/15/2120)	10/31/24	7,675,000	3,401,017	3,419,231	2.59%
Shackleton 2019-XIV CLO, Ltd.	Subordinated Note (effective yield 19.10%, maturity 07/20/2034)	01/24/24	3,800,000	2,534,600	2,305,001	1.75%
Wind River 2022-1 CLO Ltd.	Subordinated Note (effective yield 3.28%, maturity 07/20/2035)	08/15/23	3,118,610	1,782,449	951,248	0.72%
Wind River 2022-2 CLO Ltd.	Income Note (effective yield 0.71%, maturity 07/20/2035) ⁽⁹⁾	06/03/22	600,000	340,282	171,382	0.13%
Total Collateralized Loan Obligation Equity				192,324,046	177,550,920	134.47%

Loan Accumulation Facilities (2) (8) (10)
Structured Finance
United States
Steamboat LV Ltd.	Loan Accumulation Facility	06/16/25	799,000	799,000	799,373	0.61%
Steamboat LVI Ltd.	Loan Accumulation Facility	05/27/25	1,535,625	1,535,625	1,552,356	1.18%
Steamboat LVII Ltd.	Loan Accumulation Facility	05/02/25	688,500	688,500	689,081	0.52%
Steamboat LIX Ltd.	Loan Accumulation Facility	06/23/25	1,332,250	1,332,250	1,337,239	1.01%
Total Loan Accumulation Facilities				4,355,375	4,378,049	3.32%

Collateralized Fund Obligation Equity (2) (7) (8)
Structured Finance
United States
ALP CFO 2025, L.P.	Subordinated Note (effective yield 39.04%, maturity 07/15/2037)	07/30/25	3,612,000	3,612,000	3,505,159	2.66%

Common Stock
Financial Services
United States
Oxford Lane Capital Corp	Common Stock	07/24/25	26,834	474,336	454,300	0.34%

Total investments at fair value as of September 30, 2025				$212,174,359	$197,400,021	149.50%

Net assets above (below) fair value of investments					(65,391,797)

Net Assets as of September 30, 2025					$132,008,224

(1)	The Fund is not affiliated with, nor does it "control" (as such term is defined in the Investment Fund Act of 1940, as amended (the "1940 Act")), any of the issuers listed. In general, under the 1940 Act, the Fund would be presumed to "control" an issuer if it owned 25% or more of its voting securities.
(2)	Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of September 30, 2025, the aggregate fair value of these securities is $196.9 million, or 149.16% of the Company’s net assets.
(3)	Acquisition date represents the initial purchase date of investment.
(4)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Fund’s Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act.
(5)	Country represents the principal country of risk where the investment has exposure.
(6)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(7)	Collateralized loan obligation ("CLO") equity and Collateralized Fund Obligation equity are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized. As of September 30, 2025, the Company's weighted average effective yield on its aggregate CLO equity positions, based on current amortized cost, was 13.92%.
(8)	Classified as Level III investments.
(9)	Fair value includes the Fund's interest in fee rebates on CLO subordinated and income notes.
(10)	Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.

Reference Key:
SOFR	Secured Overnight Financing Rate